Right of Use Assets and Lease Liabilities - Reconciliation between IFRS 16 Lease Liabilities and Lease Commitments as at 31 December 2018 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
Lease liabilities at 1 January 2019	$ 171	$ 128
Discounting of lease liabilities		16
Non-qualifying leases		$ 121
Lease commitments at 31 December 2018			$ 265